Diversified Value Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (97.4%)
Communication Services (4.1%)
Comcast Corp. Class A	822,050	37,058

Consumer Discretionary (10.0%)
Dollar General Corp.	223,641	35,546
Lowe's Cos. Inc.	311,941	34,301
Advance Auto Parts Inc.	119,893	19,830
Lennar Corp. Class A	22,032	1,230
		90,907
Energy (11.9%)
Chevron Corp.	227,999	27,041
Phillips 66	236,019	24,168
EOG Resources Inc.	309,936	23,004
Valero Energy Corp.	231,292	19,715
Schlumberger Ltd.	399,099	13,637
Hess Corp.	20,612	1,247
		108,812
Financials (20.1%)
American International Group Inc.	602,291	33,548
US Bancorp	567,533	31,407
Wells Fargo & Co.	590,462	29,783
JPMorgan Chase & Co.	213,935	25,178
American Express Co.	205,728	24,333
Northern Trust Corp.	197,346	18,416
Bank of New York Mellon Corp.	162,700	7,356
Navient Corp.	463,037	5,927
SLM Corp.	463,211	4,088
* Berkshire Hathaway Inc. Class B	14,668	3,051
		183,087
Health Care (12.2%)
Medtronic plc	295,426	32,089
Anthem Inc.	102,841	24,692
CVS Health Corp.	350,691	22,118
Sanofi ADR	402,804	18,662
Cigna Corp.	91,914	13,952
		111,513
Industrials (15.3%)
United Technologies Corp.	255,190	34,839
Johnson Controls International plc	743,874	32,649
Wabtec Corp.	275,471	19,795
General Electric Co.	2,030,084	18,149
General Dynamics Corp.	76,480	13,975
Deere & Co.	58,723	9,905
JB Hunt Transport Services Inc.	89,348	9,886
		139,198
Information Technology (10.0%)
Oracle Corp.	587,245	32,316
Microsoft Corp.	215,596	29,974

QUALCOMM Inc.		351,005	26,775
Broadcom Inc.		9,693	2,676
			91,741
Materials (9.1%)
Air Products & Chemicals Inc.		166,246	36,883
Corteva Inc.		703,499	19,698
DuPont de Nemours Inc.		249,234	17,773
Dow Inc.		184,151	8,775
			83,129
Utilities (4.7%)
Dominion Energy Inc.		368,794	29,887
Exelon Corp.		268,507	12,972
			42,859
Total Common Stocks (Cost $803,720)			888,304

	Coupon
Temporary Cash Investment (2.8%)
Money Market Fund (2.8%)
1 Vanguard Market Liquidity Fund (Cost $25,305)	2.098%	253,034	25,306
Total Investments (100.2%) (Cost $829,025)			913,610
Other Asset and Liabilities-Net (-0.2%)			(2,163)
Net Assets (100%)			911,447

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

Diversified Value Portfolio

At September 30, 2019, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.